Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Equity securities
Fair value information
Recorded loss related to trading securities still held	$ 2,900,000
Recurring | Level 1
Fair value information
Total assets	24,468,000
Recurring | Level 1 | Equity securities
Fair value information
Trading securities	12,369,000
Available-for-sale securities	12,099,000
Recurring | Level 2
Fair value information
Total assets	4,482,000
Recurring | Level 2 | Interest rate cap
Fair value information
Total assets	432,000
Recurring | Level 2 | Natural Gas Hedge
Fair value information
Total assets	4,050,000
Recurring | Level 2 | Interest rate swaps
Fair value information
Derivative liabilities	5,683,000
Recurring | Total Fair Value
Fair value information
Total assets	28,950,000
Recurring | Total Fair Value | Interest rate cap
Fair value information
Total assets	432,000
Recurring | Total Fair Value | Natural Gas Hedge
Fair value information
Total assets	4,050,000
Recurring | Total Fair Value | Interest rate swaps
Fair value information
Derivative liabilities	5,683,000
Recurring | Total Fair Value | Equity securities
Fair value information
Trading securities	12,369,000
Available-for-sale securities	$ 12,099,000